Loans	12 Months Ended
Dec. 31, 2019
Loans

(3) Loans

A summary of loans, by loan type at December 31, 2019 and 2018 is as follows:

	December 31,	December 31,
	2019	2018
	(Dollars in Thousands)
Commercial, financial and agricultural	$3,379,837	$3,305,124
Real estate - mortgage	1,140,377	1,173,101
Real estate - construction	2,185,883	1,886,231
Consumer	47,800	46,316
Foreign	141,049	150,517
Total loans	$6,894,946	$6,561,289